Note 6 - Warrant Liabilities 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule Of Warrant Liability [Table Text Block]
	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2022	$6,191	$311	$1,833	$8,335
Warrants issued	$—	$—	$—	$—
Change in fair value of financial instruments	(5,009)	(252)	(1,129)	(6,390)
As of September 30, 2023	$1,182	$59	$704	$1,945

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	$8.63 Warrants	Total Warrant Liabilities
As of December 31, 2021	$—	$—	$143,237	$—	$143,237
Warrants issued	$30,853	$1,312	$—	$4,872	$37,037
Change in fair value of financial instruments	(24,662)	(1,001)	(18,635)	(2,702)	(47,000)
Write-off of deferred costs	—	—	203	—	203
Settlements	—	—	—	(337)	(337)
Reclassification to equity	—	—	(124,805)	—	(124,805)
As of December 31, 2022	$6,191	$311	$—	$1,833	$8,335